CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 1,843.6		$ 242.3
Accounts receivable, net	2,095.3		999.6
Inventories	1,069.6		447.6
Deferred income taxes	164.0		78.9
Other current assets	223.5		101.5
Total current assets	5,396.0		1,869.9
Property, plant and equipment, net	2,295.4		1,148.3
Goodwill	5,855.3		1,329.3
Other intangible assets, net	4,275.2		282.5
Other assets	418.9		242.2
Total assets	18,240.8		4,872.2
Current liabilities
Short-term debt	1,023.0		189.2
Accounts payable	815.7		349.3
Compensation and benefits	497.2		308.1
Income taxes	81.7		36.7
Other current liabilities	748.7		441.5
Total current liabilities	3,166.3		1,324.8
Long-term debt	6,613.2		656.4
Postretirement health care and pension benefits	1,173.4		565.8
Other liabilities	1,546.8		192.2
Equity
Common stock	336.1	[1]	333.1	[1]
Additional paid-in capital	3,980.8		1,310.2
Retained earnings	3,559.9		3,279.1
Accumulated other comprehensive loss	(344.9)		(271.9)
Treasury stock	(1,865.2)		(2,521.3)
Total Ecolab shareholders' equity	5,666.7		2,129.2
Noncontrolling interest	74.4		3.8
Total equity	5,741.1		2,133.0
Total liabilities and equity	$ 18,240.8		$ 4,872.2

[1]	Common stock, 800.0 million shares authorized, $1.00 par value, 292.0 million shares outstanding at December 31, 2011; 400.0 million shares authorized, $1.00 par value, 232.5 million shares outstanding at December 31, 2010.